Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Loans and borrowings

	2021
	Due through	Effective rates ranged	Carrying Amount
Long term fixed rate debt	2033	0.97% to 3.70%	896,607
Long term variable rate debt	2029	0.31% to 1.47%	235,632
Loan payable	2022		50,014
Senior convertible notes	2025	14.68%	243,380

			1,425,633
Current maturities			(196,602)

Loans and borrowings long-term			$1,229,031

	2020
	Due through	Effective rates ranged	Carrying Amount
Long-term fixed rate debt	2029	1.49% to 4.45%	663,293
Long-term variable rate debt	2029	0.42% to 1.66%	279,778
Senior convertible notes	2025	14.68%	220,829

			1,163,900
Current maturities			(127,946)

Loans and borrowings long-term			$1,035,954

Summary of Maturities of Loans and borrowings	Maturities of the loans and borrowings for the next five years are as follows:

Year ending December 31,

2022	196,602
2023	121,829
2024	186,329
2025	426,577
2026	79,810
Thereafter	414,486

$1,425,633

Summary of Senior convertible notes
The net proceeds from the offering, after deducting the initial purchasers’ discounts, commissions and other transaction costs is as follows:

	Nominal issue	Cost assigned to the debt host liability	Net funding
Date
April 30, 2020	$350,000	$(7,102)	$342,898

Summary of Finance Cost and Income
The detail of finance cost and income is as follows:

	2021	2020	2019
Finance income -
Interest income on short-term bank deposits	$211	$543	$1,432
Interest income on investment	10,638	19,420	22,973

	$10,849	$19,963	$24,405

Finance cost -
Interests expense on bank loans	$(26,817)	$(29,711)	$(36,676)
Interests expense on senior convertible notes	(38,301)	(23,571)	—
Interest on factoring	(1,365)	(256)	(1,316)
Interest on lease liabilities (see note 14)	(7,568)	(10,734)	(14,140)
Other finace cost	(2,183)	(8,773)	(5,300)

	$(76,234)	$(73,045)	$(57,432)

Changes in Liabilities Arising from Financing Activities
Changes in liabilities arising from financing activities:

			Non-cash movements
	2020	Cash flows	Foreign exchange movement	Leases	Concession Covid-19	Other	2021

Loans and borrowings	$1,163,900	$210,045	$—	$—	$—	$51,688	$1,425,633
Lease liability	230,510	(80,992)	(348)	30,776	(1,295)	—	178,651

Total liabilities from financing activities	$1,394,410	$129,053	$(348)	$30,776	$(1,295)	$51,688	$1,604,284

			Non-cash movements
	2019	Cash flows	Foreign exchange movement	Leases	Concession Covid-19	Other	2020
Loans and borrowings	$1,060,765	$220,812	$—	$—	$—	$(117,677)	$1,163,900
Lease liability	304,564	(93,213)	(347)	19,995	(489)	—	230,510
Dividends payable	—	(33,990)	—	—	—	—	(33,990)

Total liabilities from financing activities	$1,365,329	$93,609	$(347)	$19,995	$(489)	$(117,677)	$1,360,420